Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Investment in affiliates
Schedule of investment in affiliates
As of December 31
2014
$
Ovation	45,005,933
Explink	485,668
A PRC logistic company	827,289

Total	46,318,890